Stock-Based Compensation (Details) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 $ / shares shares	Mar. 31, 2014 USD ($)	Mar. 31, 2015 USD ($) plan $ / shares shares	Mar. 31, 2014 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) plan $ / shares shares	Sep. 30, 2013 USD ($) $ / shares shares	Sep. 30, 2012 USD ($) $ / shares shares
Common-stock based award plan
Number of prior equity plans | plan				1		1
Compensation expense (in dollars) | $	$ 6,097		$ 5,794	$ 13,079	$ 12,804	$ 26,703	$ 23,271	$ 18,078
Stock options
Common-stock based award plan
The period from the grant date after which options expire				10 years		10 years
Compensation expense (in dollars) | $	$ 1,908		1,989	$ 4,970	$ 5,642	$ 11,268	$ 11,512	$ 9,791
Weighted-average assumptions utilized in determining the fair value of options
Risk-free interest rate (as a percent)				1.70%	1.60%	1.60%	0.70%	1.00%
Expected stock volatility (as a percent)				36.90%	52.60%	52.60%	53.90%	53.30%
Dividend yield (as a percent)				3.90%	3.10%	3.10%	1.10%	0.40%
Expected term				5 years 6 months	5 years 6 months	5 years 6 months	5 years 6 months	5 years 6 months
Options
Options outstanding at the beginning of the period (in shares) | shares	2,931,000	2,629,000		2,629,000	3,991,000	3,991,000	4,690,000	4,589,000
Granted (in shares) | shares				419,585		261,438	365,000	456,000
Exercised (in shares) | shares	(20,000)			(124,000)		(1,613,000)	(1,057,000)	(314,000)
Forfeited/Expired (in shares) | shares	(2,000)			(16,000)		(10,000)	(7,000)	(41,000)
Option outstanding at the end of the period (in shares) | shares	2,909,000	2,931,000		2,909,000		2,629,000	3,991,000	4,690,000
Vested and expected to vest at the end of the period (in shares) | shares	2,902,000			2,902,000		2,623,688
Exercisable at the end of the period (in shares) | shares	2,147,000			2,147,000		1,884,000	3,063,000	3,575,000
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 47.96	$ 43.46		$ 43.46	$ 34.12	$ 34.12	$ 29.56	$ 25.84
Granted (in dollars per share)				68.83		79.67	54.18	59.68
Exercised (in dollars per share)	51.38			21.56		26.08	20.68	17.24
Forfeited/Expired (in dollars per share)	76.68			68.59		68.82	52.32	42.21
Outstanding at the end of the period (in dollars per share)	47.91	47.96		47.91		43.46	34.12	29.56
Vested and expected to vest at the end of the period (in dollars per share)	47.86			47.86		43.43
Exercisable at the end of the period (in dollars per share)	$ 41.22			$ 41.22		$ 35.93	28.48	24.66
Weighted- Average Remaining Contractual Term
Outstanding at the end of the period	5 years 7 months 6 days
Vested and expected to vest at the end of the period	5 years 7 months 6 days
Exercisable at the end of the period	4 years 7 months 6 days					4 years 2 months 12 days
Aggregate Intrinsic Value
Outstanding at the end of the period (in dollars) | $	$ 61,800			$ 61,800
Vested and expected to vest at the end of the period (in dollars) | $	61,800			61,800		$ 142,800
Exercisable at the end of the period (in dollars) | $	58,700			58,700		$ 116,700
Weighted-average fair value of options granted (in dollars per share)		$ 16.39				$ 29.44	$ 23.80	$ 27.75
Total intrinsic value of options exercised (in dollars) | $	300			7,200		$ 100,900	$ 40,400	$ 12,000
Unrecognized compensation cost (in dollars) | $	9,200			$ 9,200		$ 7,600
Weighted-average period over which unrecognized compensation cost is expected to be recognized				2 years 9 months 18 days		2 years 3 months 18 days
Stock options | Minimum
Common-stock based award plan
Vesting period						1 year
Stock options | Maximum
Common-stock based award plan
Vesting period						4 years
Restricted stock
Common-stock based award plan
Compensation expense (in dollars) | $	4,189		$ 3,805	$ 8,109	$ 7,162	$ 15,435	$ 11,759	$ 8,287
Aggregate Intrinsic Value
Unrecognized compensation cost (in dollars) | $	$ 29,900			$ 29,900		$ 20,000
Weighted-average period over which unrecognized compensation cost is expected to be recognized				2 years 8 months 12 days		2 years 3 months 18 days
Restricted stock awards activity, shares
Unvested at the beginning of the period (in shares) | shares		634,000		634,000	576,000	576,000	430,000	323,000
Granted (in shares) | shares				275,250		230,375	307,000	244,000
Vested (in shares) | shares				(214,000)		(157,000)	(155,000)	(119,000)
Forfeited/Expired (in shares) | shares				(8,000)		(15,000)	(6,000)	(18,000)
Unvested at the end of the period (in shares) | shares	687,000			687,000		634,000	576,000	430,000
Restricted stock awards activity, weighted average grant date fair value
Unvested at the beginning of the period (in dollars per share)		$ 64.03		$ 64.03	$ 55.17	$ 55.17	$ 52.52	$ 42.38
Granted (in dollars per share)				68.83		79.67	54.18	59.76
Vested (in dollars per share)				54.18		54.08	45.88	40.21
Forfeited/Expired (in dollars per share)				66.51		67.92	54.67	49.75
Unvested at the end of the period (in dollars per share)	$ 66.93			$ 66.93		$ 64.03	$ 55.17	$ 52.52
Restricted stock | Minimum
Common-stock based award plan
Vesting period				3 years		3 years
Restricted stock | Maximum
Common-stock based award plan
Vesting period				6 years		6 years